Nuveen Core Impact Bond Managed Accounts Portfolio
Portfolio of Investments    January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 99.2%
	CORPORATE BONDS – 54.3%
	Banks – 2.0%
$200	Kookmin Bank, 144A	2.500%	11/04/30	BBB+	$205,019
	Beverages – 2.6%
250	PepsiCo Inc	2.875%	10/15/49	A+	263,851
	Building Products – 2.4%
250	Johnson Controls International plc / Tyco Fire & Security Finance SCA	1.750%	9/15/30	BBB+	250,397
	Chemicals – 2.7%
250	LG Chem Ltd, 144A	3.625%	4/15/29	BBB+	282,019
	Commercial Services & Supplies – 2.4%
250	Rockefeller Foundation	2.492%	10/01/50	AAA	253,060
	Diversified Consumer Services – 1.0%
100	Bush Foundation	2.754%	10/01/50	Aaa	101,731
	Diversified Financial Services – 2.4%
250	WLB Asset II B Pte Ltd, 144A	3.950%	12/10/24	N/R	250,000
	Electric Utilities – 14.0%
200	Avangrid Inc	3.800%	6/01/29	Baa1	229,513
125	Electricite de France SA, 144A	3.625%	10/13/25	A3	139,886
250	MidAmerican Energy Co	3.150%	4/15/50	Aa2	275,399
250	Niagara Mohawk Power Corp, 144A	1.960%	6/27/30	A-	256,294
250	Southwestern Public Service Co	3.750%	6/15/49	A	293,705
250	Union Electric Co	2.625%	3/15/51	A	250,908
1,325	Total Electric Utilities				1,445,705
	Equity Real Estate Investment Trust – 5.1%
150	HAT Holdings I LLC / HAT Holdings II LLC, 144A	3.750%	9/15/30	BB+	150,937
225	Regency Centers LP	3.750%	6/15/24	BBB+	242,640
125	Starwood Property Trust Inc, 144A	5.500%	11/01/23	Ba3	130,000
500	Total Equity Real Estate Investment Trust				523,577
	Food & Staples Retailing – 2.5%
250	Sysco Corp	2.400%	2/15/30	BBB	257,395

Nuveen Core Impact Bond Managed Accounts Portfolio (continued)
Portfolio of Investments    January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Independent Power & Renewable Electricity Producers – 5.4%
$350	AES Corp, 144A	2.450%	1/15/31	BBB-	$350,704
200	UEP Penonome II SA, 144A	6.500%	10/01/38	BB	209,600
550	Total Independent Power & Renewable Electricity Producers				560,304
	Machinery – 2.5%
250	Xylem Inc/NY	1.950%	1/30/28	BBB	260,666
	Oil, Gas & Consumable Fuels – 2.2%
250	Chevron USA Inc	2.343%	8/12/50	AA	227,837
	Paper & Forest Products – 2.2%
200	Inversiones CMPC SA, 144A	4.375%	4/04/27	BBB	225,185
	Semiconductors & Semiconductor Equipment – 4.9%
250	NXP BV / NXP Funding LLC / NXP USA Inc, 144A	3.400%	5/01/30	BBB	279,190
225	SK Hynix Inc, 144A	2.375%	1/19/31	Baa2	226,545
475	Total Semiconductors & Semiconductor Equipment				505,735
$5,350	Total Corporate Bonds (cost $5,622,105)				5,612,481

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 28.5%
$5	Asset-Backed Securities Corp Home Equity Loan Trust Series 2004-HE5, (1-Month LIBOR reference rate + 0.900% spread), (3)	1.030%	8/25/34	BBB	$5,270
250	BFLD Trust 2020-EYP, 144A, (1-Month LIBOR reference rate + 2.100% spread), (3)	2.226%	10/15/35	A-	252,800
250	CPT Mortgage Trust, 144A	2.997%	11/13/39	N/R	246,833
129	Fannie Mae Pool MA4121	3.000%	9/01/50	N/R	135,847
39	Fannie Mae Pool MA4182	2.000%	11/01/50	N/R	40,829
5	Fannie Mae Pool MA4208	2.000%	12/01/50	N/R	5,129
50	Fannie Mae Pool MA4237	2.000%	1/01/51	N/R	51,501
110	Fannie Mae Pool MA4256	2.500%	2/01/51	N/R	115,859
45	Fannie Mae Pool MA4261	2.000%	2/01/36	N/R	47,047
3	Fannie Mae REMICS	3.000%	1/25/50	N/R	3,313
249	Freddie Mac Multifamily Structured Pass-Through Certificates	1.555%	1/25/36	N/R	246,220
10	Freddie Mac STACR Remic Trust 2020-DNA2, 144A, (1-Month LIBOR reference rate + 1.850% spread), (3)	1.980%	2/25/50	BB	9,975
10	Ginnie Mae II Pool BX3680	3.000%	8/20/50	N/R	10,937
15	Ginnie Mae II Pool BX3680	3.000%	8/20/50	N/R	16,349
5	Ginnie Mae II Pool BX3681	3.000%	8/20/50	N/R	5,399

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
$33	Ginnie Mae II Pool BY0325	2.500%	10/20/50	N/R	$35,316
5	Ginnie Mae II Pool BY0338	3.500%	8/20/50	N/R	5,568
5	Ginnie Mae II Pool BY0339	3.500%	8/20/50	N/R	5,552
5	Ginnie Mae II Pool BY0340	3.500%	8/20/50	N/R	5,485
83	Ginnie Mae II Pool MA6820	3.000%	8/20/50	N/R	87,442
30	Ginnie Mae II Pool MA6864	2.000%	9/20/50	N/R	30,710
30	Ginnie Mae II Pool MA7051	2.000%	12/20/50	N/R	31,079
70	Ginnie Mae II Pool MA7052	2.500%	12/20/50	N/R	73,512
235	Hudson Yards 2019-30HY Mortgage Trust, 144A	3.228%	7/10/39	AAA	262,967
240	Mosaic Solar Loan Trust 2020-2, 144A	1.440%	8/20/46	N/R	238,894
250	Natixis Commercial Mortgage Securities Trust 2019-MILE, 144A, (1-Month LIBOR reference rate + 1.500% spread), (3)	1.626%	7/15/36	N/R	250,000
250	Tesla Auto Lease Trust 2020-A, 144A	0.780%	12/20/23	Aaa	252,396
250	Vivint Solar Financing VII LLC, 144A	2.210%	7/31/51	N/R	255,268
200	VNDO Trust 2016-350P, 144A	3.903%	1/10/35	AA-	215,409
$2,861	Asset-Backed and Mortgage-Backed Securities (cost $2,919,298)				2,942,906

Principal Amount (000)	Description (1)	Optional Call Provisions (4)	Ratings (2)	Value
	MUNICIPAL BONDS – 9.2%
	California – 1.9%
$190	San Francisco City and County Public Utilities Commission, California, Power Revenue Bonds, Taxable Refunding Series 2020E, 2.825%, 11/01/41	11/30 at 100.00	Aa2	$199,240
	Michigan – 2.6%
250	Great Lakes Water Authority, Michigan, Sewer Disposal System Revenue Bonds, Taxable Refunding Senior Lien Series 2020A, 3.056%, 7/01/39	No Opt. Call	AA-	270,728
	New York – 4.7%
355	New York State Energy Research and Development Authority, Residential Solar & Energ Efficiency Financing, Taxable Green Series 2020A, 1.624%, 10/01/22	4/21 at 100.00	N/R	356,303
125	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport Project, Taxable Series 2020B, 1.360%, 12/01/21	No Opt. Call	Baa1	125,127
480	Total New York			481,430
$920	Total Municipal Bonds (cost $944,061)			951,398

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 2.7%
$250	United States Department of Housing and Urban Development	2.738%	8/01/25	N/R	$274,638
$250	Total U.S. Government and Agency Obligations (cost $274,372)				274,638

Nuveen Core Impact Bond Managed Accounts Portfolio (continued)
Portfolio of Investments    January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SOVEREIGN DEBT – 2.6%
	Chile – 2.6%
$250	Chile Government International Bond	2.550%	1/27/32	A	$264,250
$250	Total Sovereign Debt (cost $268,394)				264,250

Principal Amount (000)	Description (1)	Coupon (5)	Reference Rate (5)	Spread (5)	Maturity (6)	Ratings (2)	Value
	VARIABLE RATE SENIOR LOAN INTERESTS – 1.9% (5)
	Electric Utilities – 1.9%
$200	ExGen Renewables, Term Loan, First Lien	3.750%	3-Month LIBOR	2.750%	12/11/27	BB-	$201,600
$200	Total Variable Rate Senior Loan Interests (cost $199,011)						201,600
	Total Long-Term Investments (cost $10,227,241)						10,247,273
	Other Assets Less Liabilities – 0.8%						77,772
	Net Assets – 100%						$10,325,045
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The following table summarizes the market value of the Fund’s investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$ —	$5,612,481	$ —	$5,612,481
Asset-Backed and Mortgage-Backed Securities	—	2,942,906	—	2,942,906
Municipal Bonds	—	951,398	—	951,398
U.S. Government and Agency Obligations	—	274,638	—	274,638
Sovereign Debt	—	264,250	—	264,250
Variable Rate Senior Loan Interests	—	201,600	—	201,600
Total	$ —	$10,247,273	$ —	$10,247,273

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(4)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(5)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(6)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR	London Inter-Bank Offered Rate